Subsequent Events (Details Textual) ¥ in Thousands, bbl in Thousands			1 Months Ended		12 Months Ended
	Jan. 10, 2018 USD ($)	Jan. 10, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($) a	Dec. 31, 2016 USD ($) bbl	Dec. 31, 2015 USD ($)	Mar. 30, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Jul. 12, 2017	Dec. 31, 2016 CNY (¥) bbl	Jun. 30, 2016 bbl
Subsequent Event [Line Items]
Notes Payable to Bank, Current | $					$ 6,975,526	$ 1,727,652
Business Acquisition, Percentage of Voting Interests Acquired					70.00%					70.00%
Estimated Reserves Of Ores | bbl						3,740					3,740	4,020
Mineral Rights | ¥											¥ 664,740
Percentage Of Restricted Cash Deposit Required To Maintain On Notes Payable					The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.
Area of Land | a					1,650
Payments to Acquire Businesses, Gross | $					$ 4,552,240	$ 3,372,925	$ 8,030,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Notes Payable to Bank, Current | $								$ 599,430
Business Combination, Consideration Transferred First Installment | ¥									¥ 25,000
Business Combination, Consideration Transferred Final Payment | ¥									¥ 95,000
Subsequent Event [Member] | Lishui Xincai Industrial [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 18,200,000	¥ 120,000
Payments to Acquire Businesses, Gross			$ 18,400,000	¥ 120,000
Subsequent Event [Member] | Libo Haokun [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	18.00%	18.00%